REVENUE FROM COLLABORATION AND LICENSE AGREEMENT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 10, 2018	Jan. 31, 2020	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer				$ 236	$ 500
Amgen Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount to be paid for preclinical services		$ 225
Amgen Inc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues generated from research collaboration and license agreement	$ 270,000
Non-refundable and non-creditable initial technology access fee payment			$ 725
Amount to be paid for preclinical services	$ 450
Contract Liabilities				267	$ 225
Additional amount paid for services to be recognized upon commencement of the pre-clinical Research and Development services				225
Revenue from contract with customer				500
Amount of performance obligations				$ 500